Commitments (Tables)	12 Months Ended
Mar. 31, 2016
Commitments
Schedule of operating lease commitments for office facility and transportation equipment

	As of March 31,
	2015	2016
	(in millions of RMB)
No later than 1 year	400	394
Later than 1 year and no later than 5 years	623	441
More than 5 years	33	65

Total	1,056	900

Capital expenditures
Commitments
Schedule of commitments

	As of March 31,
	2015	2016
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	908	803
Construction of corporate campuses	2,181	1,688

	3,089	2,491

Co-location, bandwidth fees and marketing expenses
Commitments
Schedule of commitments

	As of March 31,
	2015	2016
	(in millions of RMB)
No later than 1 year	2,089	2,680
Later than 1 year and no later than 5 years	3,045	4,919
More than 5 years	—	823

Total	5,134	8,422

Licenses and copyrights
Commitments
Schedule of commitments
	As of March 31,
	2015	2016
	(in millions of RMB)
No later than 1 year	280	885
Later than 1 year and no later than 5 years	2	2,885

Total	282	3,770